Note 6 - Financial Results	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
6	Financial results

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Interest Income	51,525	60,405	39,516
Net result on changes in FV of financial assets at FVTPL	(3,920)	5,799	(4,942)
Finance income	47,605	66,204	34,574
Finance cost	(27,072)	(22,329)	(23,058)
Net foreign exchange transactions results (*)	(48,955)	(2,146)	(13,301)
Foreign exchange derivatives contracts results (**)	(8,996)	(31,310)	30,468
Other	14,392	11,447	(14,473)
Other financial results	(43,559)	(22,009)	2,694
Net financial results	(23,026)	21,866	14,210
From discontinued operations	9	88	382
	(23,017)	21,954	14,592

During
2015
Tenaris has derecognized all its fixed income financial instruments categorized as available for sale.

(*)In
2017
and
2016
includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary.

(**) In
2016
includes the negative impact from Brazilian Real appreciation against the U.S. dollar on hedging instruments and of Cash and cash equivalent and Other investments denominated in U.S. dollar in subsidiaries which functional currency is the Brazilian real, partially offset by an increase in currency translation adjustment reserve from the Brazilian subsidiaries.